AST BOND PORTFOLIO 2029
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investment — 93.8%
Affiliated Mutual Fund
AST Target Maturity Central Portfolio* (cost $9,649,580)	982,466	$9,186,059
Short-Term Investment — 4.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $421,548)	421,548	421,548

TOTAL INVESTMENTS—98.1% (cost $10,071,128)(wd)		9,607,607

Other assets in excess of liabilities(z) — 1.9%		183,919

Net Assets — 100.0%		$9,791,526

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Portfolio, also serves as the manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
101	10 Year U.S. Treasury Notes	Dec. 2022	$11,318,313	$(480,235)
Short Positions:
11	2 Year U.S. Treasury Notes	Dec. 2022	2,259,297	33,870
50	5 Year U.S. Treasury Notes	Dec. 2022	5,375,391	164,403
2	10 Year U.S. Ultra Treasury Notes	Dec. 2022	236,969	2,685
10	20 Year U.S. Treasury Bonds	Dec. 2022	1,264,063	93,263
6	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	822,000	70,007
				364,228
				$(116,007)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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